Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Trading deposits [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	$ (416)	$ (141)
Total realized and unrealized gains (losses) included in income	(12)	(10)
Movements purchases/Issuances	(59)	(28)
Movements Sales/Settlements	4	1
Transfers into Level 3 of fair value hierarchy, liabilities	(3)	(8)
Transfers Out of Level 3		3
Fair value ending balance	(486)	(183)
Change in Unrealized gain (losses) on instruments still held	(11)	(11)
Derivative Financial Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(184)	(132)
Total realized and unrealized gains (losses) included in income	31	5
Movements Sales/Settlements	(33)	(7)
Transfers into Level 3 of fair value hierarchy, liabilities	(2)	(1)
Transfers Out of Level 3	(20)	5
Fair value ending balance	(208)	(130)
Change in Unrealized gain (losses) on instruments still held	(10)	9
Derivative Financial Liabilities [Member] | Interest Rate Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(156)	(88)
Total realized and unrealized gains (losses) included in income	(24)	(3)
Movements Sales/Settlements	16	2
Fair value ending balance	(164)	(89)
Change in Unrealized gain (losses) on instruments still held	(9)
Derivative Financial Liabilities [Member] | Foreign Exchange Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	4	7
Total realized and unrealized gains (losses) included in income	(3)	(3)
Transfers Out of Level 3	1
Fair value ending balance	2	4
Change in Unrealized gain (losses) on instruments still held	(1)	(1)
Derivative Financial Liabilities [Member] | Equity Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(59)	(82)
Total realized and unrealized gains (losses) included in income	29	(11)
Movements Sales/Settlements	2	(1)
Transfers into Level 3 of fair value hierarchy, liabilities	(2)	(1)
Transfers Out of Level 3	(21)	5
Fair value ending balance	(51)	(90)
Change in Unrealized gain (losses) on instruments still held	8	(12)
Derivative Financial Liabilities [Member] | Commodity contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	27	31
Total realized and unrealized gains (losses) included in income	29	22
Movements Sales/Settlements	(51)	(8)
Fair value ending balance	5	45
Change in Unrealized gain (losses) on instruments still held	(8)	22
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(44)	(76)
Total realized and unrealized gains (losses) included in income	50	8
Movements purchases/Issuances	(60)	(71)
Movements Sales/Settlements	32	92
Fair value ending balance	(22)	(47)
Change in Unrealized gain (losses) on instruments still held	50	8
Obligations Related To Securities Sold Short [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance		(9)
Movements Sales/Settlements		9
Trading Loans Securities And Other [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	49	39
Total realized and unrealized gains (losses) included in income	9
Movements purchases/Issuances	14	2
Movements Sales/ Settlements	(15)	(35)
Transfer Into Level 3	35	11
Transfers Out of Level 3	(7)
Fair value ending balance	85	17
Change in Unrealized gain (losses) on instruments still held	2
Trading Loans Securities And Other [Member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	49	6
Total realized and unrealized gains (losses) included in income	9
Movements purchases/Issuances	14	2
Movements Sales/ Settlements	(15)	(2)
Transfer Into Level 3	35	11
Transfers Out of Level 3	(7)
Fair value ending balance	85	17
Change in Unrealized gain (losses) on instruments still held	2
Trading Loans Securities And Other [Member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance		33
Movements Sales/ Settlements		(33)
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	845	763
Total realized and unrealized gains (losses) included in income	43	36
Movements purchases/Issuances	42	88
Movements Sales/ Settlements	(3)	(7)
Transfers Out of Level 3		(4)
Fair value ending balance	927	876
Change in Unrealized gain (losses) on instruments still held	32	33
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	845	760
Total realized and unrealized gains (losses) included in income	43	36
Movements purchases/Issuances	42	88
Movements Sales/ Settlements	(3)	(7)
Transfers Out of Level 3		(4)
Fair value ending balance	927	873
Change in Unrealized gain (losses) on instruments still held	32	33
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Loans 1 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance		3
Fair value ending balance		3
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	2,537	1,673
Total realized and unrealized gains (losses) included in OCI	(15)	1
Movements purchases/Issuances	824	10
Movements Sales/ Settlements	(43)	39
Fair value ending balance	3,303	1,723
Change in Unrealized gain (losses) on instruments still held	(22)	1
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	60	64
Total realized and unrealized gains (losses) included in OCI	7
Movements Sales/ Settlements	(4)	(1)
Fair value ending balance	63	63
Financial assets at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	2,477	1,609
Total realized and unrealized gains (losses) included in OCI	(22)	1
Movements purchases/Issuances	824	10
Movements Sales/ Settlements	(39)	40
Fair value ending balance	3,240	1,660
Change in Unrealized gain (losses) on instruments still held	$ (22)	$ 1